Business Combination - Additional Information (Details) - CNY (¥)		1 Months Ended	12 Months Ended
	Jun. 03, 2019	Jun. 30, 2022	Dec. 31, 2022
Business Acquisition [Line Items]
Amount of goodwill			¥ 16,511,000
Paipai Marketplace
Business Acquisition [Line Items]
Net purchase consideration	¥ 3,243,036
Effective date of acquisition	Jun. 03, 2019
Paipai Marketplace | Series E Convertible Redeemable Preferred Shares
Business Acquisition [Line Items]
Shares issued for purchase consideration	26,379,291
Aileyou
Business Acquisition [Line Items]
Net purchase consideration		¥ 0
Amount of goodwill		¥ 16,511,000
Equity interest in percentage remaining		40.00%